Condensed Consolidated Statements of Shareholders' Equity (Deficit) - USD ($)	Total	Class A Ordinary Shares	Class B Ordinary Shares	Ordinary Shares	Ordinary Shares Class B Ordinary Shares	Additional Paid-in Capital	Additional Paid-in Capital Class A Ordinary Shares	Additional Paid-in Capital Class B Ordinary Shares	Retained Earnings	Retained Earnings Class B Ordinary Shares
Balances, shares at May. 07, 2024				0
Balances at May. 07, 2024	$ 0								$ 0
Issuance of Class B ordinary shares to Founder and consultant, shares					17,300,000
Issuance of Class B ordinary shares to Founder and consultant			$ 103,000		$ 1,730			$ 101,270		$ 0
Surrender of Class B ordinary shares by Founder, shares					(6,792,754)
Surrender of Class B ordinary shares by Founder					$ (679)			679
Issuance of Class B ordinary shares in private placement, shares					2,826,087
Issuance of Class B ordinary shares in private placement			$ 3,250,000		$ 282			$ 3,249,718
Fair value of public warrants at issuance	18,460,769					$ 18,460,769
Allocated value of issuance costs to public warrants	(111,538)					(111,538)
Accretion of Class A ordinary shares to redemption value		$ (22,757,853)					$ (22,757,853)
Reclass of negative additional paid-in capital to retained earnings	0					1,056,955			(1,056,955)
Net income	2,378,292								2,378,292
Balances, shares at Dec. 31, 2024		0	13,333,333	13,333,333
Balances at Dec. 31, 2024	1,322,670			$ 1,333					1,321,337
Accretion of Class A ordinary shares to redemption value		$ (8,448,606)					$ (8,448,606)
Reclass of negative additional paid-in capital to retained earnings (accumulated deficit)						$ 8,448,606			(8,448,606)
Net income	3,825,465								3,825,465
Balances, shares at Dec. 31, 2025		0	13,333,333	13,333,333
Balances at Dec. 31, 2025	$ (3,300,471)			$ 1,333					$ (3,301,804)